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                                    April 7, 2006



Daniel H. Morris
Attorney-Advisor
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   AMERICAN HOME MORTGAGE SECURITIES LLC
      REGISTRATION STATEMENT ON FORM S-3
      FILED FEBRUARY 7, 2006
      FILE NO. 333-131636

Dear Mr. Morris:

      We have received and reviewed your comment letter dated March 29, 2006 to our submission of March 23, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

      We have enclosed both clean and marked copies to show changes of the reviewed filing.

      We appreciate the Commission's continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a Regulation AB compliant filing for American Home Mortgage Securities LLC.

REGISTRATION STATEMENT ON FORM S-3

GENERAL

      COMMENT

1. We note your response to prior comment 3. We also note that you reference the inclusion of mortgage securities in the asset pool on page 73 of the base prospectus and page S-32 of prospectus supplement #2. Please revise accordingly.


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American Home Mortgage Securities LLC
April 7, 2006
Page 2


      RESPONSE

      We have made these revisions.

      COMMENT

2. We note your response to prior comment 6 and re-issue the comment. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

      RESPONSE

      We confirm that the depositor will file unqualified legality and tax opinions at the time of each takedown. We hereby also confirm that in the opinions filed at the time of each takedown, we will delete assumptions
      (ii), (iii) and (iv) of the second paragraph of the Thacher filing opinion, except for assumptions relating to execution, authentication, payment and delivery.

      COMMENT

3.    It  appears  that  certain  revisions  were  made to the  publicly-filed version of your document but not to the marked copy provided by counsel. For example, we note that the cover pages of the prospectus supplements in the publicly-filed version are different from those provided by counsel. Please ensure that the next round of marked copies accurately reflect the changes you have made to your filing. Additionally, please confirm that the items noted above are the only inconsistencies between your publicly-filed amendment and the marked version you provided for our review or provide us with a list of other differences.

      RESPONSE

      We have reviewed both the public filing and the versions provided for your review. Accordingly we can confirm that this round of marked copies accurately reflect the changes we have made to the filing in response to your comments. The cover pages of the prospectus supplements are not the only inconsistencies between the publicly-filed amendment and the marked version we provided for your review. We note that the diagrams intended to be included in response to prior comment 17 were also inadvertently omitted. Other than these two inconsistencies, both filings were identical.

      COMMENT

4. We note your response to prior comment 22. Please confirm that you will disclose as of the applicable cut-off date both the number of delinquent loans and the aggregate balance of the delinquent loans for each 30/31 day bucket through charge-off. Additionally, please revise the delinquency and loss tables in your supplements accordingly.

      RESPONSE


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American Home Mortgage Securities LLC
April 7, 2006
Page 3

      We confirm that the prospectus supplement for each take down will disclose, as of the applicable cut-off date, both the number of delinquent loans and the aggregate balance of the delinquent loans for each 30/31 day bucket through charge-off, if applicable. We believe that the loss and delinquency tables in the two forms of prospectus supplement, when taken together, set forth the number of delinquent loans and the aggregate balance of the delinquent loans for each 30/31 day bucket through charge-off.

PROSPECTUS SUPPLEMENT #1

SUMMARY OF PROSPECTUS SUPPLEMENT, PAGE S-4

      COMMENT

5. While we note the disclosure you have added in response to prior comment 24, please further expand the bracketed language you have provided to illustrate the form disclosure you would provide in response to Item 1103(a)(5), if applicable.

      RESPONSE

      We have made this change.

TRANSACTION STRUCTURE, PAGE S-12

      COMMENT

6. We re-issue prior comment 17. Please provide us with samples of your proposed diagrams.

      RESPONSE

      We have included the diagrams requested in the public filing.

BASE PROSPECTUS

OTHER FINANCIAL OBLIGATIONS RELATED TO THE SECURITIES, PAGE 56

      COMMENT

7. We note your response to prior comment 29. Please Provide us more information on how the proposed credit default swaps will protect against defaults and losses on mortgage loans or to a class of offered securities. How will they operate? For instance, will the issuing entity pay premiums to the counterparty? What happens when a credit event occurs? Please refer to the discussion at Section III.A.2. of the Regulation AB Adopting Release (Release Nos. 33-8518; 34-50905) and footnote 68.

      RESPONSE


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American Home Mortgage Securities LLC
April 7, 2006
Page 4

      We have deleted all references to credit default swaps.

Purchase Obligations, page 58

      COMMENT

8. Please explain whether the trustee, issuing entity, or a party designated by the issuing entity will have the power to exercise the put option. If so, please explain whether such purchase obligations are consistent with the requirements of' Rule 3a-7 of the Investment Company Act of 1940 ("1940 Act"). Specifically, please explain whether the sale of the issuing entity's assets pursuant to an agreement based on a conditional event is consistent with the requirement in Rule 3a-7(a)(3) that the assets disposed of by the issuing entity are not done for the primary purpose of recognizing gains or decreasing losses resulting from market value changes. Please also explain whether the sale of the issuing entity's assets is consistent with the requirement in Rule 3a-7(a)(1) that the issuing entity issue fixed-income or other securities which entitle their holders to receive payments that depend primarily on the cash flow front eligible assets.

      Alternatively, please explain whether the issuing entity will be relying on a different exception or exemption from the 1940 Act. If, for example, the issuing entity intends to rely on the exception in Section 3(c)(5)(C) of the 1940 Act, please confirm that the issuing entity's asset composition will comply with interpretations issued by IM regarding
      Section 3(c)(5)(C). Please note that, in the staff's view, an issuer is not excepted under Section 3(c)(5)(C) unless at least 55% of its assets directly consist of "mortgages and other liens on and interests in real estate" and the remaining 45% of its assets consist primarily of real estate-type interests. SEE, E.G., NAB Asset Corporation (pub. avail. June 20, 1991); Citytrust (pub. avail. Dec. 19, 1980); Salomon Brothers, Inc. (pub. avail. June 17, 1985). Of the remaining 45% of the issuer's assets, at least 25% must he in real estate related assets, although this percentage may be reduced to the extent that more than 55% of' the issuer's assets are invested in mortgages and other liens on and interests in real estate. SEE Division of Investment Management, SEC, Protecting
      Investors: A Half Century of Investment Company Regulation (1992) at p.
      72.

      RESPONSE

      With respect to any take down involving a purchase obligation or put option as described in the base prospectus and for which mortgage loans are the underlying assets, the exemption to the Investment Company Act the issuing entity will rely upon is Section 3(C)(5)(C), not Rule 3a-7.
      Section 3(c)(5)(C) of the 1940 Act excepts from the definition of investment company any person who is not engaged in the business of issuing redeemable securities, face-amount certificates of the installment type of periodic payment plan certificates, and who is primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.

      The SEC has taken the position that a company is not exempted under
      Section 3(c)(5)(C) unless at least 55% of its assets consist of `mortgages and other liens on and interests in


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American Home Mortgage Securities LLC
April 7, 2006
Page 5

      real estate' (`55% test'), and the remaining 45% of its assets consist primarily of real estate-type interests (`45% test')." See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991), NAB Asset Corporation, SEC No-Action Letter (June 20, 1991). In general, the staff has taken the position that qualifying interests include, among other things, fee interests in real estate, mortgage loans and other interests secured by real estate, leasehold interests and notes fully secured by a mortgage solely on real estate. The Staff has also taken the position that securities representing an interest in a pool of mortgages (that is, mortgage backed securities) may be qualifying interests if the holder has the same economic experience as a person holding the underlying mortgages, such as agency "whole pool" GNMA, FNMA or FHLMC certificates. In the case of non-agency issuers, this has been interpreted to require that the holder has the right to foreclose on the underlying real estate.

      In order to comply with the `45% test', a company must invest at least 25% of its total assets in real estate-type interests (subject to reduction to the extent that it invests more than 55% of its total assets in assets meeting the 55% test) and may invest no more than 20% of its total assets in miscellaneous investments. See for example, Greenwich Capital Acceptance, Inc., SEC No-Action Letter (Aug. 8, 1991); NAB Asset Corporation, SEC No-Action Letter (June 20, 1991).

      As stated in the offering documents, each series of securities will be backed by a trust fund consisting primarily of a segregated pool of mortgage loans, including: mortgage loans secured by first and junior liens on the related mortgage property; home equity revolving lines of credit; mortgage loans where the borrower has little or no equity in the related mortgaged property; mortgage loans secured by one-to-four family residential properties; mortgage loans secured by multifamily properties, commercial properties and mixed residential and commercial properties, manufactured housing conditional sales contracts and installment loan agreements or interests therein; and mortgage securities issued or guaranteed by Ginnie Mae, Fannie Mae, Freddie Mac or other government agencies or government-sponsored agencies or non-agency issued mortgage securities.

      We confirm that each series will invest its assets in order to satisfy the 55% and 45% tests of Section 3(c)(5)(C) as described above, except as follows. All of the assets in the preceding paragraph will be eligible for the 55% test, with the exception of non-whole pool agency mortgage securities, and non-whole pool non-agency issued mortgage securities that do not have unilateral foreclosure control rights as to the underlying mortgage loans.

      However, a transaction with a purchase obligation described above would not violate Rule 3a-7 since it would not be considered a redeemable security and would remain in compliance with the other requirements of Rule 3a-7. A purchase obligation is intended to guarantee the maturity of a class or classes of certificates. For instance, in a transaction where the mortgage pool includes adjustable-rate mortgage loans that are fixed for a certain number of years following origination, the issuing entity may require a mandatory call of certain classes of certificates (for at least par value of the certificates at the time) at the end of the fixed rate period (which is at least three years). The


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American Home Mortgage Securities LLC
April 7, 2006
Page 6

      certificateholders do not have any rights with respect to the timing or the exercise of this feature, if included because the timing will be pre-determined and the exercise will be mandatory. Any transaction with a purchase obligation will contain additional detailed disclosure in the prospectus supplement outlining all material terms and conditions for investors.

      Please contact Edward Southgate at (212) 912-7559 or the undersigned at
(212) 912-7472 with any further questions.

                                          Sincerely,

                                          /S/ Richard D. Simonds, Jr.

                                          Richard D. Simonds, Jr.